Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for Helmy Eltoukhy (1) ($)	Summary Compensation Table Total for AmirAli Talasaz (1) ($)	Compensation Actually Paid to Helmy Eltoukhy (1) (2) (3) ($)	Compensation Actually Paid to AmirAli Talasaz (1) (2) (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3) ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Revenue (5) ($ Millions)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	11,591	26,415	(4,228,364)	(4,213,540)	4,344,931	2,870,807	42.23	118.87	(479.4)	563.9

2022	11,632	11,175	(68,726,853)	(68,727,310)	3,895,818	538,306	39.25	113.65	(654.6)	449.5

2021	13,665	13,271	(30,979,967)	(30,980,361)	5,016,617	3,923,973	156.16	126.45	(384.8)	373.7

2020	113,870,986	—	196,429,143	—	29,791,305	51,705,986	201.22	126.42	(246.3)	286.7

(1)	Helmy Eltoukhy and AmirAli Talasaz were our PEOs in 2021, 2022 and 2023. Helmy Eltoukhy was our PEO in 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023

AmirAli Talasaz	Michael Bell	Michael Bell	Michael Bell

Derek Bertocci	Craig Eagle	Craig Eagle	Craig Eagle

Michael Wiley	Christopher Freeman	Christopher Freeman	Christopher Freeman

John Saia	John Saia	John Saia	Darya Chudova

Ines Dahne-Steuber

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Helmy Eltoukhy ($)	Exclusion of Change in Pension Value for Helmy Eltoukhy ($)	Exclusion of Stock Awards and Option Awards for Helmy Eltoukhy ($)	Inclusion of Pension Service Cost for Helmy Eltoukhy ($)	Inclusion of Equity Values for Helmy Eltoukhy ($)	Compensation Actually Paid to Helmy Eltoukhy ($)

2023	11,591	—	—	—	(4,239,955)	(4,228,364)

Year	Summary Compensation Table Total for AmirAli Talasaz ($)	Exclusion of Change in Pension Value for AmirAli Talasaz ($)	Exclusion of Stock Awards and Option Awards for AmirAli Talasaz ($)	Inclusion of Pension Service Cost for AmirAli Talasaz ($)	Inclusion of Equity Values for AmirAli Talasaz ($)	Compensation Actually Paid to AmirAli Talasaz ($)

2023	26,415	—	—	—	(4,239,955)	(4,213,540)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	4,344,931	—	(3,568,826)	—	2,094,702	2,870,807
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Helmy Eltoukhy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Helmy Eltoukhy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Helmy Eltoukhy ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Helmy Eltoukhy ($)	Total - Inclusion of Equity Values for Helmy Eltoukhy ($)

2023	—	(4,239,955)	—	—	—	—	(4,239,955)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for AmirAli Talasaz ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for AmirAli Talasaz ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for AmirAli Talasaz ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for AmirAli Talasaz ($)	Total - Inclusion of Equity Values for AmirAli Talasaz ($)

2023	—	(4,239,955)	—	—	—	—	(4,239,955)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,964,078	(127,536)	272,534	(14,374)	—	—	2,094,702

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our
Non-PEO
NEOs in 2023. The financial performance measure of revenue was not applicable to the determination of Compensation Actually Paid to either Dr. Eltoukhy or Dr. Talasaz in 2023 because, in connection with the Founders’ 2020 Performance Awards, each of Drs. Eltoukhy and Talasaz entered into Waiver Letters pursuant to which they formally agreed to waive their opportunity to receive annual incentive opportunities or payouts under our annual incentive plan for seven years, including for 2023. Revenue may not have been the most important financial performance measure for years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote

2020	2021	2022	2023

AmirAli Talasaz	Michael Bell	Michael Bell	Michael Bell

Derek Bertocci	Craig Eagle	Craig Eagle	Craig Eagle

Michael Wiley	Christopher Freeman	Christopher Freeman	Christopher Freeman

John Saia	John Saia	John Saia	Darya Chudova

Ines Dahne-Steuber

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Helmy Eltoukhy ($)	Exclusion of Change in Pension Value for Helmy Eltoukhy ($)	Exclusion of Stock Awards and Option Awards for Helmy Eltoukhy ($)	Inclusion of Pension Service Cost for Helmy Eltoukhy ($)	Inclusion of Equity Values for Helmy Eltoukhy ($)	Compensation Actually Paid to Helmy Eltoukhy ($)

2023	11,591	—	—	—	(4,239,955)	(4,228,364)

Year	Summary Compensation Table Total for AmirAli Talasaz ($)	Exclusion of Change in Pension Value for AmirAli Talasaz ($)	Exclusion of Stock Awards and Option Awards for AmirAli Talasaz ($)	Inclusion of Pension Service Cost for AmirAli Talasaz ($)	Inclusion of Equity Values for AmirAli Talasaz ($)	Compensation Actually Paid to AmirAli Talasaz ($)

2023	26,415	—	—	—	(4,239,955)	(4,213,540)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Helmy Eltoukhy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Helmy Eltoukhy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Helmy Eltoukhy ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Helmy Eltoukhy ($)	Total - Inclusion of Equity Values for Helmy Eltoukhy ($)

2023	—	(4,239,955)	—	—	—	—	(4,239,955)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for AmirAli Talasaz ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for AmirAli Talasaz ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for AmirAli Talasaz ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for AmirAli Talasaz ($)	Total - Inclusion of Equity Values for AmirAli Talasaz ($)

2023	—	(4,239,955)	—	—	—	—	(4,239,955)

Non-PEO NEO Average Total Compensation Amount	$ 4,344,931	$ 3,895,818	$ 5,016,617	$ 29,791,305
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,870,807	538,306	3,923,973	51,705,986
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	4,344,931	—	(3,568,826)	—	2,094,702	2,870,807
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,964,078	(127,536)	272,534	(14,374)	—	—	2,094,702

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the NASDAQ Biotechnology Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Adjusted Operating Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our revenue during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the NASDAQ Biotechnology Index TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
In light of the impact of stock price on the Founders’ 2020 Performance Awards, stock price was the sole financial performance measure that the Company considers to have linked Compensation Actually Paid to our PEOs for 2023 to Company performance.
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our
Non-PEO
NEOs for 2023 to Company performance. The measures in this table are not ranked.

Revenue

Adjusted EBITDA

Gross Margin

Total Shareholder Return Amount	$ 42.23	39.25	156.16	201.22
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (479,400,000)	$ (654,600,000)	$ (384,800,000)	$ (246,300,000)
Company Selected Measure Amount	563,900,000	449,500,000	373,700,000	286,700,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our
Non-PEO
	NEOs in 2023. The financial performance measure of revenue was not applicable to the determination of Compensation Actually Paid to either Dr. Eltoukhy or Dr. Talasaz in 2023 because, in connection with the Founders’ 2020 Performance Awards, each of Drs. Eltoukhy and Talasaz entered into Waiver Letters pursuant to which they formally agreed to waive their opportunity to receive annual incentive opportunities or payouts under our annual incentive plan for seven years, including for 2023. Revenue may not have been the most important financial performance measure for years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin
Helmy Eltoukhy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,591	$ 11,632	$ 13,665	$ 113,870,986
PEO Actually Paid Compensation Amount	$ (4,228,364)	$ (68,726,853)	$ (30,979,967)	$ 196,429,143
PEO Name	Helmy Eltoukhy	Helmy Eltoukhy	Helmy Eltoukhy	Helmy Eltoukhy
AmirAli Talasaz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 26,415	$ 11,175	$ 13,271	$ 0
PEO Actually Paid Compensation Amount	$ (4,213,540)	$ (68,727,310)	$ (30,980,361)	$ 0
PEO Name	AmirAli Talasaz	AmirAli Talasaz	AmirAli Talasaz
PEO | Helmy Eltoukhy [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Helmy Eltoukhy [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Helmy Eltoukhy [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Helmy Eltoukhy [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,239,955)
PEO | Helmy Eltoukhy [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Helmy Eltoukhy [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,239,955)
PEO | Helmy Eltoukhy [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Helmy Eltoukhy [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Helmy Eltoukhy [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Helmy Eltoukhy [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | AmirAli Talasaz [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | AmirAli Talasaz [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | AmirAli Talasaz [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | AmirAli Talasaz [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,239,955)
PEO | AmirAli Talasaz [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | AmirAli Talasaz [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,239,955)
PEO | AmirAli Talasaz [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | AmirAli Talasaz [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | AmirAli Talasaz [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | AmirAli Talasaz [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,568,826)
Non-PEO NEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,094,702
Non-PEO NEO | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,964,078
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,536)
Non-PEO NEO | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	272,534
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,374)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0